Financial Instruments - Financial Assets and Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements or Similar Agreements (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure of offsetting of financial assets liabilities [Line Items]
Gross amounts of recognized financial assets	$ 15,293	$ 19,081
Gross amounts of recognized financial liabilities offset in the statement of financial position		0
Net amounts of financial assets presented in the statement of financial position	15,293	19,081
Related amount not set off in financial instruments, Financial instruments, financial assets	(7,040)	(2,045)
Related amount not set off in financial instruments, Cash collateral received, financial assets		0
Net Amount, financial assets	8,253	17,036
Gross amounts of recognized financial liabilities	13,455	2,403
Gross amounts of recognized financial assets offset in the statement of financial position		0
Net amounts of financial liabilities presented in the statement of financial position	13,455	2,403
Related amount not set off in financial instruments, Financial instruments, financial liabilities	(7,040)	(2,045)
Related amount not set off in financial instruments, Cash collateral received, financial liabilities		0
Net Amount, financial liabilities	6,415	358
Derivatives [member]
Disclosure of offsetting of financial assets liabilities [Line Items]
Gross amounts of recognized financial assets	15,293	19,081
Gross amounts of recognized financial liabilities offset in the statement of financial position		0
Net amounts of financial assets presented in the statement of financial position	15,293	19,081
Related amount not set off in financial instruments, Financial instruments, financial assets	(7,040)	(2,045)
Related amount not set off in financial instruments, Cash collateral received, financial assets		0
Net Amount, financial assets	8,253	17,036
Gross amounts of recognized financial liabilities	13,455	2,403
Gross amounts of recognized financial assets offset in the statement of financial position		0
Net amounts of financial liabilities presented in the statement of financial position	13,455	2,403
Related amount not set off in financial instruments, Financial instruments, financial liabilities	(7,040)	(2,045)
Related amount not set off in financial instruments, Cash collateral received, financial liabilities		0
Net Amount, financial liabilities	$ 6,415	$ 358